CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Statements of Cash Flows
Net income (loss) from continued operations	€ (10,165)	€ (71,100)	€ (84,104)	€ 37,954
Adjustments to reconcile consolidated net income (loss) to net cash
Income tax expense (benefit)	76	(41)	(1,492)	2,778
Financial result	2,285	72,178	3,824	(8,537)
Depreciation and amortization	2,547	4,824	7,923	6,904
Net loss (gain) from the disposal of intangibles and PP&E		3	(133)	(602)
Reversal of impairments of financial assets, net			(20)	(22,696)
Other non-cash (income) expenses	(4,382)	(5,000)	(1,432)	182
Change in equity method investments (non-cash)		405
Change in non-current financial assets (non-cash)		(8,478)
Listing expense			71,631
Non-cash effects		(3,447)
Working capital adjustments:
Changes in trade and other receivables	942	3,704	(3,580)	(6,729)
Changes in inventories	(4,226)	(1,967)	619	8,244
Change in trade and related party payables	13,951	9,982	5,086	(6,823)
Change in provisions	(90)	132	(598)	382
Taxes received (paid), net	118	54	(302)	(1,161)
Cash provided by (used in) operating activities	1,056	1,250	(2,578)	9,897
Purchases of intangible assets and property, plant and equipment	(2,535)	(6,357)	(5,111)	(6,907)
Receipts from sale and leaseback transaction				8,926
Proceeds from sale (purchases) of financial assets, net		123	(4)
Payment for loan to shareholder				70,000
Proceeds from disposal of a subsidiary			1,000
Interest received	5	7	61
Cash provided by (used in) investing activities	(2,530)	(6,227)	(4,054)	72,019
Proceeds from debt financing	1,222	7,572	3,145
Payments for debt financing		(2,296)	(264)	(81,871)
Proceeds from business combination			14,443
Payment of lease liabilities	(794)	(1,513)	(1,543)	(715)
Interest paid	(303)	(899)	(853)	(2,044)
Change in restricted cash	14	59	(30)	917
Transaction with minority shareholder			(10,939)
Cash provided by (used in) financing activities	139	2,923	3,959	(83,714)
Net increase (decrease) in cash and cash equivalents	(1,335)	(2,055)	(2,673)	(1,798)
Effect of foreign exchange rate changes on cash and cash equivalents		(162)	755	(824)
Cash and cash equivalents at the beginning of the period	3,791	3,791	5,710	8,332
Cash and cash equivalents at the end of the period	€ 2,456	€ 1,574	€ 3,791	€ 5,710